Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Class of Underlying Collateral) (Parenthetical) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2016	Mar. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Amounts exceeded the gross amounts recognized in offsetting of financial assets and financial liabilities	¥ 836	¥ 633